UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
           TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND
                                RULES THEREUNDER

     Report for the Calendar Year or Quarter Ended March 31, 2000
                                                   -----------------------------

                (Please read instructions before preparing form.)

If amended report check here: [_]

Stanley Knowlton
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

Knowlton Brothers, Inc.  530 Fifth Avenue   New York,  NY     10036
--------------------------------------------------------------------------------
Business Address           (Street)          (City)  (State)  (Zip)

Stanley Knowlton    212-764-3602
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

                                    ATTENTION
       Intentional misstatements or omissions of facts constitute Federal
          Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 3rd day of May, 2000.


                                      Stanley Knowlton
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)


                                      /s/ Stanley Knowlton
                                      ------------------------------------------
                                      (Manual Signature of Person Duly
                                         Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                          13F File No.:        Name           13F File No.:
-----                          -------------        ----           -------------

1. Knowlton Brothers, Inc.        28-5340
2. Knowlton, Christopher          28-5342
3. Knowlton, Winthrop             28-5344
4. Lee, Dwight                    28-2649
5.


                                                                               Investment Discretion            Voting Authority
                                                                               ---------------------            ----------------


                                                                                    Shared
Issuer                       Class    CUSIP           Value         Position  Sole  Instr.V   Shared       Managers   Sole  Shared
===========================  =====  ============ ================  ========== ====  =======  ==========  ===========  ==== ========
AES Corp.                    COM     00130H105      6,078,948.75      77,193                    X        1, 2, 3              X
AES Corp.                    COM     00130H105      1,244,250.00      15,800                    X        1, 2, 3, 4           X
Altera Corp.                 COM      21441100      1,079,925.00      12,100                    X        1, 2, 3, 4           X
Alza                         COM     022615108      1,973,834.25      52,548                    X        1, 2, 3              X
AT&T Liberty Media           COM       1957208      1,571,781.25      26,500                    X        1, 2, 3, 4           X
At Home                      COM     045919107        958,481.25      29,100                    X        1, 2, 3              X
At Home                      COM     045919107        589,581.25      17,900                    X        1, 2, 3, 4           X
Banco Latinoamerican         COM     P16994132      1,919,395.00      72,430                    X        1, 2, 3              X
Biosite Diagnostic           COM      90945106      1,486,875.00      61,000                    X        1, 2, 3, 4           X
Cognex Corp.                 COM     192422103      7,211,975.88     125,018                    X        1, 2, 3              X
Cognex Corp.                 COM     192422103      1,880,612.50      32,600                    X        1, 2, 3, 4           X
Dendrite                     COM     248239105      2,152,375.00     102,800                    X        1, 2, 3              X
Donaldson Lufkin & Jenrette  COM     257661108      2,292,525.00      44,300                    X        1, 2, 3              X
EMC                          COM     268648102      1,587,600.00      12,600                    X        1, 2, 3, 4           X
Eclipsys                     COM     278856109     11,691,456.25     603,430                    X        1, 2, 3              X
Eclipsys                     COM     278856109      1,406,625.00      72,600                    X        1, 2, 3, 4           X
E Trade Group                COM     269246104        843,500.00      28,000                    x        1, 2, 3              X
Gensyme Corp Gen Div         COM     372917104      2,343,343.75      46,750                    X        1, 2, 3              X
Gensyme Corp Gen Div         COM     372917104        917,287.50      18,300                    X        1, 2, 3, 4           X
Hollis Eden                  COM     435902101      3,353,412.50     227,350                    X        1, 2, 3              X
Hollis Eden                  COM     435902101        991,200.00      67,200                    X        1, 2, 3, 4           X
HNC Software                 COM     40425P107      6,848,099.38      95,030                    X        1, 2, 3              X
HNC Software                 COM     40425P107      1,030,493.75      14,300                    X        1, 2, 3, 4           X
Hot Jobs.com                 COM     441474103        664,075.00      26,300                    x        1, 2, 3              X
Idexx Laboratories Corp.     COM     45168D104      7,566,071.88     324,550                    X        1, 2, 3              X
Idexx Laboratories Corp.     COM     45168D104      1,720,462.50      73,800                    X        1, 2, 3, 4           X
Impath                       COM     45255G101      8,704,605.00     236,860                    X        1, 2, 3              X
Information Architects       COM     45669R107      1,039,025.00      59,800                    X        1, 2, 3, 4           X
Integral Systems             COM     45810H107      3,060,000.00      68,000                    X        1, 2, 3              X


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


                                                                               Investment Discretion            Voting Authority
                                                                               ---------------------            ----------------


                                                                                    Shared
Issuer                       Class    CUSIP           Value         Position  Sole  Instr.V   Shared       Managers   Sole  Shared
===========================  =====  ============ ================  ========== ====  =======  ==========  ===========  ==== ========
ISG International Software   COM     M5733B104      1,160,650.00      55,600                    X        1, 2, 3, 4           X
Jabil Circuit                COM     466313103      2,145,200.00      49,600                    X        1, 2, 3, 4           X
Legato Systems               COM     524651106      2,427,600.00      54,400                    X        1, 2, 3              X
Maxim Pharmaceutical         COM     57772M107      1,947,906.25      41,500                    X        1, 2, 3, 4           X
Maxwell Shoe                 COM     577766108        295,312.50      35,000                    X        1, 2, 3              X
Mercury Interactive Corp.    COM     589405109      1,030,250.00      13,000                    X        1, 2, 3, 4           X
Micron Technology            COM     595112103      1,260,000.00      10,000                    X        1, 2, 3, 4           X
MRV Communications Inc.      COM     553477100      4,123,125.00      45,000                    X        1, 2, 3, 4           X
Napro Biotherapeutics Inc.   COM     630795102        955,168.75     114,050                    X        1, 2, 3              X
NTL Incorporated Comm        COM     629407107      1,928,736.56      20,781                    X        1, 2, 3, 4           X
NTL Incorporated Comm        COM     629407107        478,541.25       5,156                    X        1, 2, 3              X
Network Associates           COM     640938106      6,557,779.50     203,342                    X        1, 2, 3              X
Network Associates           COM     640938106      2,423,587.50      75,150                    X        1, 2, 3, 4           X
Network Solutions            COM     64121Q102      8,058,955.70      52,432                    X        1, 2, 3              X
Network Solutions            COM     64121Q102      4,257,573.10      27,700                    X        1, 2, 3, 4           X
Oak Technology               COM     671802106      4,456,529.00     231,508                    X        1, 2, 3              X
Oracle Corp.                 COM     68389X105        983,587.50      12,600                    X        1, 2, 3, 4           X
Parametric Technology Corp.  COM     699173100      8,997,499.81     427,181                    X        1, 2, 3              X
Parametric Technology Corp.  COM     699173100      1,857,721.32      88,200                    X        1, 2, 3, 4           X
Phillips Van Heusen          COM     718592108        374,381.25      48,700                    X        1, 2, 3              X
Pinnacle Systems Inc.        COM    7234811070     15,301,317.50     460,190                    X        1, 2, 3              X
Prepaid Legal Services       COM     740065107      2,567,375.00      86,480                    X        1, 2, 3              X
Prepaid Legal Services       COM     740065107        593,750.00      20,000                    X        1, 2, 3, 4           X
Protocol Systems             COM     74371R106      1,257,750.00     129,000                    X        1, 2, 3              X
QRS                          COM     74726X105      5,327,700.00      70,800                    X        1, 2, 3              X
Remedy                       COM     759548100      2,754,975.00      65,400                    X        1, 2, 3              X
Starbucks                    COM     855244109      2,052,995.06      45,813                    X        1, 2, 3              X
Synopsis Inc.                COM     871607107     12,468,787.50     255,770                    X        1, 2, 3              X


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


                                                                               Investment Discretion            Voting Authority
                                                                               ---------------------            ----------------


                                                                                    Shared
Issuer                       Class    CUSIP           Value         Position  Sole  Instr.V   Shared       Managers   Sole  Shared
===========================  =====  ============ ================  ========== ====  =======  ==========  ===========  ==== ========
Synopsis Inc.                COM     871607107      2,032,875.00      41,700                     X        1, 2, 3, 4          X
Thermo Cardiosystems Inc.    COM     88355K200      2,727,746.00     194,839                     X        1, 2, 3             X
Wiley, John & Sons           COM     968223206      2,809,800.00     156,000                     X        1, 2, 3             X
Wind River Systems           COM     973149107      1,179,647.50      32,542                     X        1, 2, 3, 4          X
Winstar Communications       COM     975515107      2,178,000.00      36,300                     X        1, 2, 3             X
Winstar Communications       COM     975515107      1,659,000.00      27,650                     X        1, 2, 3, 4          X
Xilinx Inc.                  COM     983919101      1,374,687.50      16,600                     X        1, 2, 3, 4          X
------------------------------------------------------------------------------------------------------------------------------------
TOTAL                                             196,214,328.68
===========================  =====  ============ ================  ========== ====  =======  ==========  ===========  ==== ========


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